Subsequent Events (Details)	Apr. 01, 2021 $ / shares shares	Apr. 03, 2023 USD ($)	Apr. 03, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Total exercise shares	29,526
Price of per share (in Dollars per share) | $ / shares	$ 6.25
Issuance of shares	59,052
Shares returned	29,526
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsidiary, loaned		$ 2,912,226	¥ 20,000,000